Other Assets - Other Current Assets (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Advance payments to Zeiss	€ 99,415	€ 70,257
Prepaid expenses	100,077	64,708
Derivative financial instruments	40,843	50,097
VAT	67,381	25,215
Other receivables	28,705	35,728
Other current assets	€ 336,421	€ 246,005